UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                 FORM 13F


                            FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                           -----------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

      Name:                   GREEN STREET INVESTORS, LLC

      Address:                2901 W. COAST HIGHWAY
                              SUITE 200 #23-24
                              NEWPORT BEACH, CALIFORNIA 92663

      13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

      Name:                   Patrick Burns

      Title:                  Reporting Agent

      Phone:                  310-275-7300

      Signature, Place, and Date of Signing:

      /s/ Patrick Burns       Beverly Hills, CA       04/11/2007
      --------------------    ------------------      ----------------
      (Signature)             (City, State)           (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:                              27

Form 13F Information Value Total (thousands):                $98,451.09


List of Other Included Managers:                                   NONE

Form 13F-HR Information Table

COLUMN 1                      COLUMN 2   COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
---------------------------- ---------   ---------  ----------   -------------------   ----------    --------   -------------------
                              Title of                VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
Name of Issuer                  Class      CUSIP     (x$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED   NONE

AMB PPTY CORP                   COM      28140H104     377.60      25,600   SH            YES          NONE     YES
ARCHSTONE-SMITH TRUST           COM      251591103   5,010.75      76,500   SH            YES          NONE     YES
ASSOCIATED ESTATES
   RLTY CORP                    COM      PF9980004     707.64   661242.58   SH            YES          NONE     YES
AVALONBAY CMNTYS INC            COM      78440X101   8,052.58      55,200   SH            YES          NONE     YES
BOSTON PROPERTIES INC           COM      101121101   2,880.72      24,000   SH            YES          NONE     YES
CRESCENT REAL ESTATE
   EQUITIES CO.                 COM      233153105   1,253.15     110,800   SH            YES          NONE     YES
DEVELOPERS DIVERSIFIED
   RLTY CORP                    COM      25960P109      221.6       8,000   SH            YES          NONE     YES
EDUCATION RLTY TR INC           COM      91274F104   2,112.48       97800   SH            YES          NONE     YES
EQUITY LIFESTYLE PPTYS INC      COM      948741103   3,065.28       62000   SH            YES          NONE     YES
EQUITY RESIDENTIAL PPTYS TR
   SH BEN INT                   COM       39583109   6,671.84     118,400   SH            YES          NONE     YES
EXTRA SPACE STORAGE INC         COM      876664103   1,118.04       18800   SH            YES          NONE     YES
GENERAL GROWTH PPTYS INC        COM      29476L107   8,014.66     157,800   SH            YES          NONE     YES
HEALTH CARE PPTYS INVS INC      COM      758849103   4,166.96      48,600   SH            YES          NONE     YES
HEALTH CARE REIT INC 1 &
   1 TAKEOVER RT                COM      42217K106   3,741.64      83,500   SH            YES          NONE     YES
HIGHWOODS PPTYS INC             COM      559775101   1,507.72      38,600   SH            YES          NONE     YES
HOST HOTELS & RESORTS, INC.     COM       3748R101   2,648.70      45,000   SH            YES          NONE     YES
MAGUIRE PPTYS INC               COM      638620104   3,496.82     105,900   SH            YES          NONE     YES
NATIONWIDE HEALTH PPTYS INC     COM      29472R108     461.25       8,200   SH            YES          NONE     YES
PROLOGIS SHS OF BENEFICIAL
   INTEREST                     COM      85590A401   6,706.50     102,000   SH            YES          NONE     YES
PUBLIC STORAGE INC              COM      828806109   7,609.95      67,500   SH            YES          NONE     YES
REGENCY CENTERS CORP            COM      370021107   4,020.19      63,400   SH            YES          NONE     YES
SIMON PROPERTY GROUP INC        COM      30225T102   1,246.40      65,600   SH            YES          NONE     YES
SL GREEN REALTY CORP            COM      74460D109     931.68       9,200   SH            YES          NONE     YES
STARWOOD HOTELS & RESORTS
   WORLDWIDE INC                COM      554382101   1,965.60      21,000   SH            YES          NONE     YES
TAUBMAN CTRS INC                COM      867892100      841.7      29,700   SH            YES          NONE     YES
WEINGARTEN RLTY INVS SH
   BEN INT                      COM      929042109  14,310.00      112500   SH            YES          NONE     YES
WELLS FARGO SHORT-TERM
INVESTMENT FUND G               COM      00163T109   5,309.64      90,300   SH            YES          NONE     YES